Right-of-use assets and lease liability (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use Assets And Lease Liability
Schedule of changes in right-of-use assets

	Balance as of				Foreign currency	Balance as of
	31/12/2021	Acquisitions	Depreciation	Disposal	translation adjustment	31/12/2022
Rail cars	986,061	72,506	(173,272)	(5,359)	(53,740)	826,196
Machinery and equipment	793,254	1,147,145	(330,971)	(5,970)	(804)	1,602,654
Vessels	696,661	811,372	(385,968)	-	(1,793)	1,120,272
Buildings and constructions	265,312	102,040	(75,319)	-	(213)	291,820
Vehicles	29,449	102,827	(26,158)	-	(120)	105,998
Computer equipment and goods	9,300	417	(3,590)	-	(80)	6,047
Total	2,780,037	2,236,307	(995,278)	(11,329)	(56,750)	3,952,987

	Balance as of				Foreign currency	Balance as of
	12/31/2020	Acquisitions	Depreciation	Disposal	translation adjustment	31/12/2021
Rail cars	1,007,336	102,648	(187,915)	-	63,992	986,061
Machinery and equipment	749,728	281,113	(207,985)	(30,245)	643	793,254
Vessels	834,848	258,201	(399,677)	-	3,289	696,661
Buildings and constructions	259,896	52,897	(52,997)	(6,333)	11,849	265,312
Vehicles	33,888	51,171	(24,078)	(31,667)	135	29,449
Computer equipment and goods	16,699	542	(4,334)	(3,682)	75	9,300
Total	2,902,395	746,573	(876,986)	(71,928)	79,983	2,780,037

Schedule of changes in lease liabilities

	2022	2021

As of December 31	3,156,414	3,207,886

Acquired	2,232,043	746,573
Additions through acquisition of ER Plastics	4,264
Disposals	(12,568)	(50,473)
Interests and monetary and exchange variations, net	83,871	206,375
Currancy translation adjustments	(73,585)	85,984
Payments	(928,890)	(841,706)
Interest paid	(221,019)	(198,225)
As of December 31	4,240,530	3,156,414

Current liability	1,039,706	675,366
Non-current liability	3,200,824	2,481,048
Total	4,240,530	3,156,414

Schedule of payment schedule by maturity

	2022	2021

2022		777,410
2023	1,109,048	633,141
2024	855,803	493,147
2025	630,074	399,924
2026+	2,388,252	1,073,620
Total	4,983,177	3,377,242

Schedule of cash flows related to the contracts

	Discounted	Undiscounted
	2022	2022
2023	1,014	1,080
2024	52,258	55,678
2025	49,390	56,067
2026	46,687	56,468
2027+	396,669	712,541
Total	546,017	881,835